TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales - customer	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Pulp
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	1	1
Concentration risk percentage	12.43%	10.39%
Paper
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	0	0